Lease obligations - Extension options (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Finance Leases [Line Items]
Lease liabilities recognized (discounted)	$ 717,101
Potential future lease payments not included in lease liabilities (undiscounted)	52,552	$ 53,400
Ocean-going vessels
Disclosure of Finance Leases [Line Items]
Lease liabilities recognized (discounted)	494,133
Potential future lease payments not included in lease liabilities (undiscounted)	3,762
Terminals and tanks
Disclosure of Finance Leases [Line Items]
Lease liabilities recognized (discounted)	175,533
Potential future lease payments not included in lease liabilities (undiscounted)	32,308
Other
Disclosure of Finance Leases [Line Items]
Lease liabilities recognized (discounted)	47,435
Potential future lease payments not included in lease liabilities (undiscounted)	$ 16,482